Revenue Recognition and Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of composition of net revenues by payor type

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

	Three Months Ended March 31,
	2020	2019
Insurance	$114,450,697	$67,717,162
Government	51,244,994	38,100,765
Patient pay	25,743,343	13,680,347
Net revenue	$191,439,034	$119,498,274

	Three Months Ended March 31,
	2020	2019
Net sales revenue:
Sleep	$68,893,964	$47,127,169
Supplies to the home	33,338,901	2,028,936
HME	11,579,127	10,489,009
Respiratory	2,768,427	1,279,075
Other	12,393,306	8,031,775
Total net sales revenue	$128,973,725	$68,955,964

Net revenue from fixed monthly equipment reimbursements:
Sleep	$22,668,559	$18,056,858
HME	12,177,277	10,242,636
Respiratory	25,006,951	20,429,189
Other	2,612,522	1,813,627
Total net revenue from fixed monthly equipment reimbursements	$62,465,309	$50,542,310

Total net revenue:
Sleep	$91,562,523	$65,184,027
Supplies to the home	33,338,901	2,028,936
HME	23,756,404	20,731,645
Respiratory	27,775,378	21,708,264
Other	15,005,828	9,845,402
Total net revenue	$191,439,034	$119,498,274

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337